Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees	Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2019:

	RMB	US$
2020	5,699	819
2021	5,647	811
2022	5,637	810
2023	4,578	658
2024 and thereafter	17,730	2,546
	39,291	5,644

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2019:

	RMB	US$
2020	8,934,810	1,283,405
2021	6,495,627	933,038
2022	4,246,246	609,935
2023	1,534,438	220,408
2024 and thereafter	1,088,940	156,417
	22,300,061	3,203,203